Property And Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property And Equipment [Table Text Block]

Dollars in thousands	June 30, 2013	December 31, 2012
Kiosks and components	$1,063,240	$1,041,755
Computers, servers, and software	216,131	195,756
Office furniture and equipment	6,908	6,538
Vehicles	6,680	7,278
Leasehold improvements	22,283	19,743
Property and equipment, at cost	1,315,242	1,271,070
Accumulated depreciation and amortization	(766,613)	(684,946)
Property and equipment, net	$548,629	$586,124